Segments	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Segments

Note 16 — Segments

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in unaudited interim condensed financial statements for detailing the Company’s business segments.

The Company’s chief operating decision maker is the Chief Executive Officer, who reviews the financial information of the separate operating segments when making decisions about allocating resources and assessing the performance of the group. The Company has determined that it has one operating segment: central processing algorithm services.

The following tables present summary information by segment for the six months ended June 30, 2025, and 2026:

	Central processing algorithm services	Total for the six months ended June 30, 2025
	RMB	RMB	USD
	(Unaudited)	(Unaudited)	(Unaudited)
Revenues	188,112,127	188,112,127	26,277,782
Cost of revenues	136,540,311	136,540,311	19,073,606
Gross profit	51,571,816	51,571,816	7,204,176
Depreciation and amortization	708,874	708,874	99,024
Total capital expenditures	-	-	-

	Central processing algorithm services	Total for the six months ended June 30, 2026
	RMB	RMB	USD
	(Unaudited)	(Unaudited)	(Unaudited)
Revenues	136,706,698	136,706,698	20,071,752
Cost of revenues	98,044,928	98,044,928	14,395,297
Gross profit	38,661,770	38,661,770	5,676,455
Depreciation and amortization	419,013	419,013	61,521
Total capital expenditures	-	-	-

Total assets as of:

	December 31, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Central processing algorithm services	2,462,524,963	2,209,700,873	324,435,960
Total assets	2,462,524,963	2,209,700,873	324,435,960

The Company’s operations are primarily based in the mainland PRC and Hong Kong, where the Company derives a substantial portion of their revenues. Management also reviews consolidated financial results by business locations. Disaggregated information of revenues by geographic locations are as follows:

	For the six months ended June 30, 2025	For the six months ended June 30, 2026	For the six months ended June 30, 2026
	RMB	RMB	USD
	(Unaudited)	(Unaudited)	(Unaudited)
Mainland PRC revenues	142,800,304	74,260,052	10,903,118
Hong Kong revenues	45,311,823	62,446,646	9,168,634
Total revenues	188,112,127	136,706,698	20,071,752